Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	116,491	117,771	18,904

Less: Allowance for doubtful accounts	(2,542)	(2,208)	(355)
Total accounts receivable, net	113,949	115,563	18,549

Schedule of Accounts Receivable, Allowance for Doubtful Accounts [Table Text Block]
	December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	2,915	2,663	2,542	408
Charged to income	-	-	18	3
Credited to income	(234)	(111)	(352)	(56)
Written off against the allowance	(18)	(10)	-	-

Balance at end of year	2,663	2,542	2,208	355